9. RELATED PARTY TRANSACTIONS: Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Jason Weber Chief Executive Officer, Director
Related Party Transaction, Amounts of Transaction	$ 221,000	$ 192,270	$ 147,000
Rob Duncan, VP of Exploration
Related Party Transaction, Amounts of Transaction	194,250	175,895	25,000
Winnie Wong Chief Financial Officer
Related Party Transaction, Amounts of Transaction	29,500	20,180
Marc G. Blythe Director
Related Party Transaction, Amounts of Transaction	29,500	20,180
Mark T. Brown, Director
Related Party Transaction, Amounts of Transaction	44,250	30,270
Craig Lindsay Director
Related Party Transaction, Amounts of Transaction	29,500	20,180
John Wilson Director
Related Party Transaction, Amounts of Transaction	14,750	20,180
Sven Gollan Director
Related Party Transaction, Amounts of Transaction	23,100
Short-term employee benefits | Jason Weber Chief Executive Officer, Director
Related Party Transaction, Amounts of Transaction	162,000	162,000	147,000
Short-term employee benefits | Rob Duncan, VP of Exploration
Related Party Transaction, Amounts of Transaction	150,000	145,625	25,000
Short-term employee benefits | Winnie Wong Chief Financial Officer
Related Party Transaction, Amounts of Transaction	0	0
Short-term employee benefits | Marc G. Blythe Director
Related Party Transaction, Amounts of Transaction	0	0
Short-term employee benefits | Mark T. Brown, Director
Related Party Transaction, Amounts of Transaction	0	0
Short-term employee benefits | Craig Lindsay Director
Related Party Transaction, Amounts of Transaction	0	0
Short-term employee benefits | John Wilson Director
Related Party Transaction, Amounts of Transaction	0	0
Short-term employee benefits | Sven Gollan Director
Related Party Transaction, Amounts of Transaction	0
Post- employment benefits | Jason Weber Chief Executive Officer, Director
Related Party Transaction, Amounts of Transaction	0	0	0
Post- employment benefits | Rob Duncan, VP of Exploration
Related Party Transaction, Amounts of Transaction	0	0	0
Post- employment benefits | Winnie Wong Chief Financial Officer
Related Party Transaction, Amounts of Transaction	0	0
Post- employment benefits | Marc G. Blythe Director
Related Party Transaction, Amounts of Transaction	0	0
Post- employment benefits | Mark T. Brown, Director
Related Party Transaction, Amounts of Transaction	0	0
Post- employment benefits | Craig Lindsay Director
Related Party Transaction, Amounts of Transaction	0	0
Post- employment benefits | John Wilson Director
Related Party Transaction, Amounts of Transaction	0	0
Post- employment benefits | Sven Gollan Director
Related Party Transaction, Amounts of Transaction	0
Other long- term benefits | Jason Weber Chief Executive Officer, Director
Related Party Transaction, Amounts of Transaction	0	0	0
Other long- term benefits | Rob Duncan, VP of Exploration
Related Party Transaction, Amounts of Transaction	0	0	0
Other long- term benefits | Winnie Wong Chief Financial Officer
Related Party Transaction, Amounts of Transaction	0	0
Other long- term benefits | Marc G. Blythe Director
Related Party Transaction, Amounts of Transaction	0	0
Other long- term benefits | Mark T. Brown, Director
Related Party Transaction, Amounts of Transaction	0	0
Other long- term benefits | Craig Lindsay Director
Related Party Transaction, Amounts of Transaction	0	0
Other long- term benefits | John Wilson Director
Related Party Transaction, Amounts of Transaction	0	0
Other long- term benefits | Sven Gollan Director
Related Party Transaction, Amounts of Transaction	0
Termination benefits | Jason Weber Chief Executive Officer, Director
Related Party Transaction, Amounts of Transaction	0	0	0
Termination benefits | Rob Duncan, VP of Exploration
Related Party Transaction, Amounts of Transaction	0	0	0
Termination benefits | Winnie Wong Chief Financial Officer
Related Party Transaction, Amounts of Transaction	0	0
Termination benefits | Marc G. Blythe Director
Related Party Transaction, Amounts of Transaction	0	0
Termination benefits | Mark T. Brown, Director
Related Party Transaction, Amounts of Transaction	0	0
Termination benefits | Craig Lindsay Director
Related Party Transaction, Amounts of Transaction	0	0
Termination benefits | John Wilson Director
Related Party Transaction, Amounts of Transaction	0	0
Termination benefits | Sven Gollan Director
Related Party Transaction, Amounts of Transaction	0
Share-based payments | Jason Weber Chief Executive Officer, Director
Related Party Transaction, Amounts of Transaction	59,000	30,270	0
Share-based payments | Rob Duncan, VP of Exploration
Related Party Transaction, Amounts of Transaction	44,250	30,270	$ 0
Share-based payments | Winnie Wong Chief Financial Officer
Related Party Transaction, Amounts of Transaction	29,500	20,180
Share-based payments | Marc G. Blythe Director
Related Party Transaction, Amounts of Transaction	29,500	20,180
Share-based payments | Mark T. Brown, Director
Related Party Transaction, Amounts of Transaction	44,250	30,270
Share-based payments | Craig Lindsay Director
Related Party Transaction, Amounts of Transaction	29,500	20,180
Share-based payments | John Wilson Director
Related Party Transaction, Amounts of Transaction	14,750	$ 20,180
Share-based payments | Sven Gollan Director
Related Party Transaction, Amounts of Transaction	$ 23,100